Greater India Portfolio

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
India — 98.5%
Airlines — 0.7%
InterGlobe Aviation, Ltd.(1)	69,143	$982,319

		$982,319

Auto Components — 1.0%
MRF, Ltd.	1,871	$1,446,597

		$1,446,597

Automobiles — 4.1%
Maruti Suzuki India, Ltd.	104,836	$5,913,296

		$5,913,296

Banks — 14.4%
Axis Bank, Ltd.	1,213,085	$6,057,037
HDFC Bank, Ltd.	500,807	5,681,109
ICICI Bank, Ltd.	2,135,884	9,198,082

		$20,936,228

Construction & Engineering — 1.4%
Voltas, Ltd.	338,897	$2,106,689

		$2,106,689

Construction Materials — 2.9%
Dalmia Bharat, Ltd.(2)	144,462	$945,454
UltraTech Cement, Ltd.	78,030	3,309,201

		$4,254,655

Consumer Finance — 4.4%
Bajaj Finance, Ltd.	154,929	$4,525,052
Muthoot Finance, Ltd.	140,035	1,131,531
SBI Cards & Payment Services, Ltd.(2)	95,263	778,713

		$6,435,296

Electrical Equipment — 0.1%
Graphite India, Ltd.	83,106	$139,164

		$139,164

Food & Staples Retailing — 1.9%
Avenue Supermarts, Ltd.(1)(2)	95,949	$2,816,123

		$2,816,123

Food Products — 4.4%
GlaxoSmithKline Consumer Healthcare, Ltd.	18,061	$2,370,032
Nestle India, Ltd.	14,010	3,024,034
Tata Consumer Products, Ltd.	276,971	1,075,579

		$6,469,645

Hotels, Restaurants & Leisure — 1.1%
Indian Hotels Co., Ltd. (The)	790,950	$781,611
Jubilant FoodWorks, Ltd.	44,336	861,004

		$1,642,615

Household Durables — 2.8%
Crompton Greaves Consumer Electricals, Ltd.	752,799	$2,055,931
Whirlpool of India, Ltd.	81,838	1,951,868

		$4,007,799

Household Products — 4.0%
Hindustan Unilever, Ltd.	191,309	$5,801,828

		$5,801,828

Insurance — 3.3%
ICICI Lombard General Insurance Co., Ltd.(1)	150,940	$2,192,903
SBI Life Insurance Co., Ltd.(1)	294,967	2,542,734

		$4,735,637

Interactive Media & Services — 3.4%
Info Edge India, Ltd.	179,046	$4,878,132

		$4,878,132

IT Services — 17.2%
HCL Technologies, Ltd.	666,868	$3,816,759
Infosys, Ltd.	1,915,915	15,826,291
Infosys, Ltd. ADR	123,774	1,016,184
Larsen & Toubro Infotech, Ltd.(1)	78,423	1,484,466
Tech Mahindra, Ltd.	381,899	2,827,140

		$24,970,840

Life Sciences Tools & Services — 3.2%
Divi’s Laboratories, Ltd.	179,518	$4,657,853

		$4,657,853

Machinery — 0.9%
AIA Engineering, Ltd.	72,005	$1,320,237

		$1,320,237

Oil, Gas & Consumable Fuels — 8.2%
Bharat Petroleum Corp., Ltd.	770,862	$3,176,201
Reliance Industries, Ltd.	607,523	8,749,668

		$11,925,869

Personal Products — 2.4%
Marico, Ltd.	526,595	$1,913,977
Procter & Gamble Hygiene & Health Care, Ltd.	11,231	1,523,718

		$3,437,695

Pharmaceuticals — 6.6%
Abbott India, Ltd.	32,581	$6,611,446
Lupin, Ltd.	197,697	1,536,943
Torrent Pharmaceuticals, Ltd.	58,307	1,510,217

		$9,658,606

Real Estate Management & Development — 1.2%
Oberoi Realty, Ltd.	214,170	$956,149
Prestige Estates Projects, Ltd.	325,464	724,724

		$1,680,873

Textiles, Apparel & Luxury Goods — 0.5%
Aditya Birla Fashion and Retail, Ltd.(2)	347,492	$696,949

		$696,949

Thrifts & Mortgage Finance — 4.0%
Housing Development Finance Corp., Ltd.	267,424	$5,743,543

		$5,743,543

Wireless Telecommunication Services — 4.4%
Bharti Airtel, Ltd.(2)	1,105,805	$6,438,922

		$6,438,922

Total India (identified cost $143,215,900)		$143,097,410

Total Common Stocks (identified cost $143,215,900)		$143,097,410

Total Investments — 98.5% (identified cost $143,215,900)		$143,097,410

Other Assets, Less Liabilities — 1.5%		$2,114,763

Net Assets — 100.0%		$145,212,173

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $10,018,545 or 6.9% of the Portfolio’s net assets.

(2)	Non-income producing security.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Equity Futures
SGX CNX Nifty Index	222	Long	4/30/20	$3,784,552	$54,593

					$54,593

Abbreviations:

ADR	-	American Depositary Receipt

At March 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended March 31, 2020, the Portfolio entered into equity index futures contracts to manage cash flows.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$—	$11,317,054		$—	$11,317,054
Consumer Discretionary	—	13,707,256		—	13,707,256
Consumer Staples	—	18,525,291		—	18,525,291
Energy	—	11,925,869		—	11,925,869
Financials	778,713	37,071,991		—	37,850,704
Health Care	—	14,316,459		—	14,316,459
Industrials	—	4,548,409		—	4,548,409
Information Technology	1,016,184	23,954,656		—	24,970,840
Materials	—	4,254,655		—	4,254,655
Real Estate	—	1,680,873		—	1,680,873
Total Common Stocks	$1,794,897	$141,302,513	*	$—	$143,097,410
Total Investments	$1,794,897	$141,302,513		$—	$143,097,410
Futures Contracts	$—	$54,593		$—	$54,593
Total	$1,794,897	$141,357,106		$—	$143,152,003

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.